Acquisition (Details) - Schedule of purchase price to assets acquired and liabilities	Dec. 03, 2017 USD ($)
Schedule of purchase price to assets acquired and liabilities [Abstract]
Restricted cash	$ 15,380
Accounts receivable	90,825
Prepaid expenses and other current assets	195,580
Inventory	32,500
Property and equipment	116,884
Short-term bank loan	(80,829)
Trade payable	(486,407)
Employees and payroll accruals	(171,319)
Accrued expenses and other current liabilities	(502,251)
Intangible assets	4,330,311
Goodwill	3,187,417
Total purchase price	$ 6,728,091